Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of shares Class B Common Stock, Private Placement Warrants (and underlying securities), and any securities issued in payment of working capital loans made to the Company will be entitled to registration rights pursuant to an agreement signed prior to or on the effective date of Initial Public Offering. The majority of these securities holders are entitled to make up to two demands that the Company register such securities.

Notwithstanding anything to the contrary, the underwriters (and/or their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these Common Stock are to be released from escrow. The holders of a majority of the Private Placement Warrants (and underlying securities) and securities issued in payment of working capital loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination.

Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriters and/or their designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriters and/ or their designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.

Underwriting Agreement

The Underwriter purchased the 1,500,000 of additional Units to cover over-allotments, less the underwriting discounts and commissions.

The underwriters received a cash underwriting discount of one and one-quarter percent (1.25%) of the gross proceeds of the Initial Public Offering, or $1,437,500, as the underwriters’ over-allotment was exercised in full. In addition, upon closing of the Business Combination, the underwriters are entitled to a deferred fee of three and one-quarter percent (3.25%) of the gross proceeds of the Initial Public Offering, or $3,737,500, as the underwriters’ over- allotment was exercised in full. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Right of First Refusal

For a period beginning on the closing of this offering and ending on the earlier of the twelve (12) month anniversary of the closing of a Business Combination or the three year anniversary of the effective date of the registration statement, we have granted EF Hutton a right of first refusal to act as lead-left book-running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement consummating our initial public offering.

Forward Purchase Agreement

On July 16, 2021, the Company entered into a forward purchase agreement with an anchor investor. Refer to Note 7 below for details.

Business Combination Agreements

Rana Business Combination Agreement

On September 11, 2022, the Company announced that it, with Fama Financial Services, Inc., a Georgia corporation and wholly-owned subsidiary of the Company (“Merger Sub”), Rana Financial Inc., a Georgia corporation (“Rana”) and David Kretzmer, as representative of the Shareholders (“Shareholder Representative”), had entered into a business combination agreement (the “Rana Business Combination Agreement”), dated September 9,

2022, pursuant to which, among other things, Merger Sub will be merged with and into Rana (the “Merger”), with Rana surviving the Merger as a wholly-owned subsidiary of the Company. The key terms of the Rana Business Combination Agreement are as follows:

Structure of the Rana Business Combination

(a)     The transaction is structured as a reverse triangular merger. Pursuant to the Rana Business Combination Agreement, on the closing date, Merger Sub will be merged with and into Rana, with Rana surviving the Merger (together with the other transactions related thereto, the “Proposed Rana Transactions”) as a wholly-owned direct subsidiary of the Company (the “Surviving Company”).

(b)    At the effective time of the Merger (the “Effective Time”), the certificate of incorporation of Rana, as in effect immediately prior to the Effective Time, shall be the certificate of incorporation of the Surviving Company, until thereafter amended as provided by law and such certificate of incorporation.

(c)     At the Effective Time, the bylaws of Merger Sub, as in effect immediately prior to the Effective Time, shall be the bylaws of the Surviving Company until thereafter amended as provided by law, the certificate of incorporation of the Surviving Company and such bylaws, as applicable.

(d)    At the closing, the Company shall amend and restate, effective as of the Effective Time, its certificate of incorporation to be as set forth in the Rana Business Combination Agreement, pursuant to which the Company shall have a single class structure with shares of Class A common stock, par value $0.0001 per share, having voting rights of one vote per share (the “New Acquiror Class A Common Stock”).

(e)     The Company shall pay a combination of Rana Cash Consideration and Rana Equity Consideration for the Company Common Stock subject to adjustments for Working Capital and Debt, which adjustments shall be secured by an escrow amount equal to $5,711,662 (the “Rana Escrow Amount”).

The Rana Cash Consideration means $7,800,000 and the Rana Equity Consideration means 7,020,000 shares of New Acquiror Class A Common Stock.

On May 12, 2023, the Company terminated the Rana Business Combination Agreement.

On July 3, 2023, Rana, filed a claim for injunctive and declaratory relief, among other things, in the Court of Chancery of the State of Delaware, requesting that the Court invalidate the previously disclosed termination by the Company of that the Rana Business Combination Agreement dated September 9, 2022, by and among the Company, Rana, and certain other parties thereto, require specific performance by the Company of its obligations under the Rana Business Combination Agreement, deliver to Rana certain requested financial information, and in the alternative, provide monetary damages. The dispute arises out of whether the Company properly exercised its right to terminate the Agreement pursuant to Section 9.01(h) of the Agreement, which permits such termination if certain required financial statements (together with an unqualified report therein of the auditors of Rana and its subsidiaries, if applicable) are not delivered on or before the deadlines specified in the Agreement. The Company intends to defend this suit vigorously and believes that the claims asserted by Rana are without merit. However, there can be no assurance as to the ultimate outcome of this matter. As a result, this could affect the Company’s ability to consummate the initial business combination or another business combination in the future. As of to date, no amount of damage has been claimed by Rana and the first trial is estimated to occur in January 2024.

Afinoz Business Combination Agreement

On September 11, 2022, the Company, announced that it, Fama Financial Services, Inc., a Georgia corporation and wholly owned subsidiary of the Company (“Merger Sub”), Monisha Sahni, Rachna Suneja and Ritscapital, LLC (collectively the “Members”) and Monisha Sahni as representative of the Members (“Member Representative”), had entered into a business combination agreement (the “Afinoz Business Combination Agreement”), dated September 9, 2022, pursuant to which, among other things, Mobitech International LLC, a limited liability company organized in the United Arab Emirates (“Afinoz”) will become as a wholly-owned subsidiary of the Company. The key terms of the Afinoz Business Combination Agreement are as follows:

(a)     The transaction is structured as a purchase of limited liability company membership interests. Pursuant to the Afinoz Business Combination Agreement, on the closing date, the Company will purchase the limited liability company membership interests of Afinoz, with Afinoz continuing as a wholly-owned direct subsidiary of the Company (together with the other transactions related thereto, the “Proposed Afinoz Transactions”).

(b)    The Company shall pay a combination of Afinoz Cash Consideration and Afinoz Equity Consideration for the Company Membership Interests subject to adjustments for Working Capital and Debt, which adjustments shall be secured by an escrow amount equal to $700,000 (the “Afinoz Escrow Amount”).

The Afinoz Cash Consideration means $5,000,000 and the Afinoz Equity Consideration means 11,500,000 shares of New Acquiror Class A Common Stock.

As of June 30, 2023, the Afinoz Business Combination has not been closed.

Employment Offer Letters

On December 20, 2022, the Company entered into a conditional offer letter with an individual for the position of Chief Marketing Officer of FEXD (the “CMO Offer Letter”). Pursuant to the CMO Offer Letter, the individual will become the Chief Marketing Officer of FEXD on June 1, 2023. The appointment is contingent upon the consummation of the business combination between FEXD, Rana and Afinoz, and shareholder approval. Upon effectiveness, the Chief Marketing Officer will receive an annual salary of $400,000, up to $150,000 in performance bonuses with $15,000 guaranteed, $200,000 in FEXD stock vesting over three years with a 12-month cliff and standard benefits. Since the business combination has not been closed, the conditional offer letter has not come into effect as of June 30, 2023. On August 13, 2023, the Company terminated the CMO Offer Letter.

On February 16, 2023, the Company entered into a consulting agreement with the previous Chief Marketing Officer for marketing service of $5,000 per month. During the year, the Company has paid $15,000 for the marketing consulting services. The agreement terminated as of June 30, 2023.

On December 20, 2022, the Company entered into a conditional offer letter with an individual for the position of Chief Executive Officer of Fama Financial Services (the “CEO Offer Letter”). Pursuant to the CEO Offer Letter, the individual will become the Chief Executive Officer of FEXD on June 1, 2023. The appointment is contingent upon the consummation of the business combination between FEXD, Rana and Afinoz, and shareholder approval. Upon effectiveness, the Chief Executive Officer will receive an annual salary of $500,000, a minimum cash bonus of 30 percent of the annual salary year one, 20% percent on year two and 15% from year three onwards (subject to an objective based target bonus of up to 200% of prevailing salary which will be split equally with stocks vested over a period of three years and cash), $50,000 in FEXD stock vesting over three years with a 12-month cliff and standard benefits. Since the business combination has not been closed, the conditional offer letter has not come into effect as of June 30, 2023. On August 13, 2023, the Company terminated the CEO Offer Letter.

De-SPAC Service Agreement

On December 12, 2022, the Company entered a service agreement, effective January 15, 2023, with a third-party de-SPAC service provider. Pursuant to the agreement, the service provider will provide investor relation services to the Company for an initial 12-month period. The service provider will receive compensation of $90,000 from the Company for its services covering the initial 12-month period. In addition, the service provider will receive $22,500 worth of shares in the de-SPAC company quarterly, with the value accruing from the effective date of the service agreement. Since the award of the $22,500 worth of share is an instrument that embodies an obligation that the Company must settle by issuing a variable number of its equity shares based on a fixed value known at inception, the instrument is classified as a liability. As of June 30, 2023, the Company accrued $45,000 related to its obligation to issue shares, which is included in accounts payable and accrued liabilities on the accompanying unaudited condensed consolidated balance sheet.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration rights

The holders of shares Class B Common Stock, Private Placement Warrants (and underlying securities), and any securities issued in payment of working capital loans made to the Company will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of Proposed Public Offering. The majority of these securities holders are entitled to make up to two demands that the Company registers such securities.

Notwithstanding anything to the contrary, the underwriters (and/or their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Proposed Public Offering. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these Common Stock are to be released from escrow. The holders of a majority of the Private Placement Warrants (and underlying securities) and securities issued in payment of working capital loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven year period beginning on the effective date of the Proposed Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriters and/or their designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Proposed Public Offering, and the underwriters and/ or their designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Proposed Public Offering.

Underwriting agreement

The Underwriter purchased the 1,500,000 of additional Units to cover over-allotments, less the underwriting discounts and commissions.

The underwriters received a cash underwriting discount of one and one-quarter percent (1.25%) of the gross proceeds of the Initial Public Offering, or $1,437,500, as the underwriters’ over-allotment was exercised in full. In addition, upon closing of the Business Combination, the underwriters are entitled to a deferred fee of three and one-quarter percent (3.25%) of the gross proceeds of the Initial Public Offering, or $3,737,500, as the underwriters’ over- allotment was exercised in full. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Right of First Refusal

For a period beginning on the closing of this offering and ending on the earlier of the twelve (12) month anniversary of the closing of a Business Combination or the three year anniversary of the effective date of the registration statement, we have granted EF Hutton a right of first refusal to act as lead-left book-running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement consummating our initial public offering.

Forward Purchase Agreement

On July 16, 2021, the Company entered into a forward purchase agreement with an anchor investor. Refer to Note 7 below for details.

Business Combination Agreements

Rana Business Combination Agreement

On September 11, 2022, the Company announced that it, with Fama Financial Services, Inc., a Georgia corporation and wholly-owned subsidiary of the Company (“Merger Sub”), Rana Financial Inc., a Georgia corporation (“Rana”) and David Kretzmer, as representative of the Shareholders (“Shareholder Representative”), had entered into a business combination agreement (the “Rana Business Combination Agreement”), dated September 9, 2022, pursuant to which, among other things, Merger Sub will be merged with and into Rana (the “Merger”), with Rana surviving the Merger as a wholly-owned subsidiary of the Company. The key terms of the Rana Business Combination Agreement are as follows:

Structure of the Rana Business Combination

(a)     The transaction is structured as a reverse triangular merger. Pursuant to the Rana Business Combination Agreement, on the closing date, Merger Sub will be merged with and into Rana, with Rana surviving the Merger (together with the other transactions related thereto, the “Proposed Rana Transactions”) as a wholly-owned direct subsidiary of the Company (the “Surviving Company”).

(b)    At the effective time of the Merger (the “Effective Time”), the certificate of incorporation of Rana, as in effect immediately prior to the Effective Time, shall be the certificate of incorporation of the Surviving Company, until thereafter amended as provided by law and such certificate of incorporation.

(b)    At the Effective Time, the bylaws of Merger Sub, as in effect immediately prior to the Effective Time, shall be the bylaws of the Surviving Company until thereafter amended as provided by law, the certificate of incorporation of the Surviving Company and such bylaws, as applicable.

(c)     At the closing, the Company shall amend and restate, effective as of the Effective Time, its certificate of incorporation to be as set forth in the Rana Business Combination Agreement, pursuant to which the Company shall have a single class structure with shares of Class A common stock, par value $0.0001 per share, having voting rights of one vote per share (the “New Acquiror Class A Common Stock”).

(d)    The Company shall pay a combination of Rana Cash Consideration and Rana Equity Consideration for the Company Common Stock subject to adjustments for Working Capital and Debt, which adjustments shall be secured by an escrow amount equal to $5,711,662 (the “Rana Escrow Amount”).

The Rana Cash Consideration means $7,800,000 and the Rana Equity Consideration means 7,020,000 shares of New Acquiror Class A Common Stock.

Rana Representations, Warranties and Covenants

The Rana Business Combination Agreement contains customary representations, warranties and covenants of Rana, FEXD and Merger Sub, relating to, among other things, their ability to enter into the Rana Business Combination Agreement and their outstanding capitalization. Rana has agreed to customary “no shop” obligations.

Conditions to Rana Closing

Mutual

The obligations of Rana, FEXD and Merger Sub to consummate the Proposed Rana Transactions, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Rana Closing, of the following conditions:

(a)     the Acquiror Proposals have been approved and adopted by the requisite affirmative vote of the stockholders of Acquiror in accordance with the Proxy Statement, the Delaware General Corporation Law, the organizational documents of FEXD and the rules and regulations of Nasdaq;

(b)    no Governmental Authority has enacted, issued, promulgated, enforced or entered any Law, rule, regulation, judgment, decree, executive order or award which is then in effect and has the effect of making the Proposed Rana Transactions illegal or otherwise prohibiting consummation of the Proposed Rana Transactions, including the Merger; and

(c)     the shares of New Acquiror Class A Common Stock to be issued in connection with the Proposed Rana Transactions shall have been approved for listing on Nasdaq, and immediately following the Rana Closing Acquiror shall satisfy any applicable listing requirements of Nasdaq and Acquiror shall not have received any notice of non-compliance therewith.

FEXD and Merger Sub

The obligations of FEXD and Merger Sub to consummate the Proposed Rana Transactions, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Rana Closing, of the following additional conditions:

(a)     the representations and warranties of Rana contained in the sections titled (i) Organization and Qualification; Subsidiaries, (ii) Capitalization, (iii) Authority Relative to this Business Combination Agreement and (iv) Brokers, are each true and correct in all material respects as of the Closing Date as though made on the Closing Date (without giving effect to any limitation as to “materiality” or “Company Material Adverse Effect” or any similar limitation set forth therein), except to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct in all material respects as of such earlier date. All other representations and warranties of Rana contained in the Rana Business Combination Agreement shall be true and correct (without giving any effect to any limitation as to “materiality” or “Company Material Adverse Effect” or any similar limitation set forth therein) in all respects as of the Closing Date, as though made on and as of the Closing Date, except (i) to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct as of such earlier date and (ii) where the failure of such representations and warranties to be true and correct (whether as of the Closing Date or such earlier date), taken as a whole, does not result in a Company Material Adverse Effect;

(b)    Rana, the Shareholders and the Shareholder Representative, as applicable, have performed or complied in all material respects with all agreements and covenants required by the Rana Business Combination Agreement to be performed or complied with by each of them on or prior to the Effective Time;

(c)     the Shareholder Representative has delivered to Acquiror the Escrow Agreement, duly executed by the Shareholder Representative;

(d)    Rana has delivered to FEXD a customary officer’s certificate, dated the date of the Rana Closing, certifying as to the satisfaction of certain conditions;

(d)    no Company Material Adverse Effect has occurred between the date of the Rana Business Combination Agreement and the Closing Date;

(e)     on or prior to the Rana Closing, Rana delivered to Acquiror a properly executed certification, in form and substance reasonably acceptable to Acquiror, that the Company Common Stock, capital stock of Enova and capital stock of Fama, as applicable, are not “U.S. real property interests” in accordance with the Treasury Regulations under Sections 897 and 1445 of the Code, together with a notice to the IRS (which will be filed by Acquiror with the IRS following the Rana Closing) in accordance with the provisions of Section 1.897-2(h)(2) of the Treasury Regulations;

(f)     Rana has delivered to Acquiror the PCAOB Financials together with an unqualified report therein of the auditors of the Company and its subsidiaries, if applicable, and the PCAOB Financials for periods covered by the Unaudited Financials and Latest Balance Sheet (and the related unaudited consolidated statements of operations and comprehensive loss and cash flows of the Company and its subsidiaries for the six-month period then ended) do not differ from those disclosed on the Company Disclosure Schedule;

(g)    all conditions to consummation of the Afinoz Business Combination Agreement have been satisfied or waived by the applicable parties thereto; and

(j)     the Trust Fund contains funds sufficient to pay the Rana Cash Consideration and the Afinoz Cash Consideration (defined below), in full.

Rana

The obligations of Rana to consummate the Proposed Rana Transactions, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to Rana Closing of the following additional conditions:

(a)     the representations and warranties of FEXD and Merger Sub contained in the sections titled (i) Corporation Organization (ii) Capitalization, (iii) Authority Relative to this Agreement and (iv) Brokers, are each true and correct in all material respects as of the Closing Date as though made on the Closing Date (without giving effect to any limitation as to “materiality” or “Company Material Adverse Effect” or any similar limitation set forth therein), except to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct in all material respects as of such earlier date. All other representations and warranties of Acquiror and Merger Sub contained in the Rana Business Combination Agreement are true and correct (without giving any effect to any limitation as to “materiality” or “Acquiror Material Adverse Effect” or any similar limitation set forth therein) in all respects as of the Closing Date, as though made on and as of the Closing Date, except (i) to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct as of such earlier date and (ii) where the failure of such representations and warranties to be true and correct (whether as of the Closing Date or such earlier date), taken as a whole, does not result in an Acquiror Material Adverse Effect;

(b)    FEXD and Merger Sub have performed or complied in all material respects with all agreements and covenants required by the Rana Business Combination Agreement to be performed or complied with by them on or prior to the Effective Time;

(c)    FEXD has delivered to the Shareholder Representative, the Escrow Agreement, duly executed by FEXD; and

(d)    FEXD has delivered to Rana a customary officer’s certificate dated the date of the Rana Closing, certifying as to the satisfaction of certain conditions.

Termination

The Rana Business Combination Agreement may be terminated and the Proposed Rana Transactions may be abandoned at any time prior to the Effective Time, notwithstanding any requisite approval and adoption of the Rana Business Combination Agreement and the Proposed Rana Transactions by the stockholders of Rana or Acquiror, as follows:

(a)     by mutual written consent of Rana and the Company;

(b)    by either FEXD or Rana, if: (i) the Effective Time has not occurred prior to the twelve-month anniversary of the date of the Rana Business Combination Agreement (the “Rana Outside Date”); provided, however, that the Rana Business Combination Agreement may not be terminated by or on behalf of any party (A) that either directly or indirectly through its affiliates is in breach or violation of any representation, warranty, covenant, agreement or obligation contained in the Rana Business Combination Agreement and such breach or violation is the principal cause of the failure of a condition to the Proposed Rana Transactions on or prior to the Rana Outside Date, or (B) against which any legal proceeding is brought by a party to the Rana Business Combination Agreement for specific performance or injunctive or other forms of equitable relief in connection with the Rana Business Combination Agreement (which prohibition on such party’s right to terminate the Rana Business Combination Agreement continues throughout the pendency of such legal proceeding); (ii) any Governmental Authority in the United States has enacted, issued, promulgated, enforced or entered any permanent injunction, order, decree or ruling which has become final and non-appealable and has the effect of making consummation of the Proposed Rana Transactions, including the Merger, illegal or otherwise prevents or prohibits consummation of the Proposed Rana Transactions or the Merger; or (iii) any of the Acquiror Proposals fail to receive the requisite vote for approval at the Acquiror Stockholders’ Meeting;

(c)     by FEXD if (i) there is an occurrence of a breach of any representation, warranty, covenant or agreement on the part of the Company set forth in the Rana Business Combination Agreement, or if any representation or warranty of the Company has become untrue, in either case such that the closing conditions with respect to the accuracy of the representations and warranties and the performance of the agreements and covenants of the Company specified above would not be satisfied (“Terminating Company Breach”); provided, however, that FEXD has not waived such Terminating Company Breach and FEXD and Merger Sub are not then in material breach of their representations, warranties, covenants or agreements in the Rana Business Combination Agreement; provided further, however, that, if such Terminating Company Breach is curable by Rana, FEXD may not terminate the Rana Business Combination Agreement under this provision for so long as the Company continues to exercise its reasonable efforts to cure such breach, unless such breach is not cured within thirty days after notice of such breach is provided by FEXD to Rana; (ii) the PCAOB Financials (together with an unqualified report therein of the auditors of Rana and its subsidiaries, if applicable) are not delivered to FEXD by Rana on or before the dates required under the Rana Business Combination Agreement; or (iii) if the PCAOB Financials delivered to Acquiror by the Company for periods covered by the Unaudited

Financials and Latest Balance Sheet (and the related unaudited consolidated statements of operations and comprehensive loss and cash flows of the Company and its subsidiaries for the six-month period then ended) differ from those disclosed on the Company Disclosure Schedule;

(d)    by Rana if there is an occurrence of a breach of any representation, warranty, covenant or agreement on the part of FEXD and Merger Sub set forth in the Rana Business Combination Agreement, or if any representation or warranty of FEXD and Merger Sub has become untrue, in either case such that the closing conditions with respect to the accuracy of the representations and warranties and the performance of the agreements and covenants of FEXD and Merger Sub specified above would not be satisfied (“Terminating Acquiror/Merger Sub Breach”); provided, however, that Rana has not waived such Terminating Acquiror/Merger Sub Breach and Rana is not then in material breach of its representations, warranties, covenants or agreements in the Rana Business Combination Agreement; provided further, however, that, if such Terminating Acquiror/Merger Sub Breach is curable by FEXD and Merger Sub, Rana may not terminate the Rana Business Combination Agreement under this section for so long as FEXD and Merger Sub continue to exercise their reasonable efforts to cure such breach, unless such breach is not cured within thirty days after notice of such breach is provided by Rana to FEXD.

Effect of Termination

If the Rana Business Combination Agreement is terminated, the agreement will forthwith become void, and there will be no liability under the Rana Business Combination Agreement on the part of any party thereto, except as set forth in the Rana Business Combination Agreement or in the case of termination subsequent to a willful material breach of the Rana Business Combination Agreement by a party thereto.

The closing of the Proposed Rana Transactions (the “Rana Closing”) will occur as promptly as practicable, but in no event later than three business days following the satisfaction or waiver of all of the closing conditions. As of December 31, 2022, the Rana Business Combination has not been closed.

Afinoz Business Combination Agreement

On September 11, 2022, the Company, announced that it, Fama Financial Services, Inc., a Georgia corporation and wholly owned subsidiary of the Company (“Merger Sub”), Monisha Sahni, Rachna Suneja and Ritscapital, LLC (collectively the “Members”) and Monisha Sahni as representative of the Members (“Member Representative”), had entered into a business combination agreement (the “Afinoz Business Combination Agreement”), dated September 9, 2022, pursuant to which, among other things, Mobitech International LLC, a limited liability company organized in the United Arab Emirates (“Afinoz”) will become as a wholly-owned subsidiary of the Company. The key terms of the Afinoz Business Combination Agreement are as follows:

(a)     The transaction is structured as a purchase of limited liability company membership interests. Pursuant to the Afinoz Business Combination Agreement, on the closing date, the Company will purchase the limited liability company membership interests of Afinoz, with Afinoz continuing as a wholly-owned direct subsidiary of the Company (together with the other transactions related thereto, the “Proposed Afinoz Transactions”).

(b)    The Company shall pay a combination of Afinoz Cash Consideration and Afinoz Equity Consideration for the Company Membership Interests subject to adjustments for Working Capital and Debt, which adjustments shall be secured by an escrow amount equal to $700,000 (the “Afinoz Escrow Amount”).

The Afinoz Cash Consideration means $5,000,000 and the Afinoz Equity Consideration means 11,500,000 shares of New Acquiror Class A Common Stock.

Afinoz Representations, Warranties and Covenants

The Afinoz Business Combination Agreement contains customary representations, warranties and covenants of Afinoz and FEXD relating to, among other things, their ability to enter into the Afinoz Business Combination Agreement and their outstanding capitalization. Afinoz has agreed to customary “no shop” obligations.

Conditions to Afinoz Closing

Mutual

The obligations of Afinoz and FEXD to consummate the Proposed Afinoz Transactions are subject to the satisfaction or waiver (where permissible) at or prior to the Afinoz Closing, of the following conditions:

(a)     the Acquiror Proposals have been approved and adopted by the requisite affirmative vote of the stockholders of Acquiror in accordance with the Proxy Statement, the Delaware General Corporation Law, the organizational documents of FEXD and the rules and regulations of Nasdaq;

(b)    no Governmental Authority has enacted, issued, promulgated, enforced or entered any Law, rule, regulation, judgment, decree, executive order or award which is then in effect and has the effect of making the Proposed Afinoz Transactions illegal or otherwise prohibiting consummation of the Proposed Afinoz Transactions; and

(c)     the shares of New Acquiror Class A Common Stock to be issued in connection with the Proposed Afinoz Transactions shall have been approved for listing on Nasdaq, and immediately following the Closing Acquiror shall satisfy any applicable listing requirements of Nasdaq and Acquiror shall not have received any notice of non-compliance therewith.

FEXD

The obligations of FEXD to consummate the Proposed Afinoz Transactions are subject to the satisfaction or waiver (where permissible) at or prior to the Afinoz Closing of the following additional conditions:

(a)     the representations and warranties of FEXD contained in the sections titled (i) Organization and Qualification; Subsidiaries, (ii) Capitalization, (iii) Authority Relative to this Business Combination Agreement and (iv) Brokers, are each true and correct in all material respects as of the Closing Date as though made on the Closing Date (without giving effect to any limitation as to “materiality” or “Company Material Adverse Effect” or any similar limitation set forth therein), except to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct in all material respects as of such earlier date. All other representations and warranties of Afinoz contained in the Afinoz Business Combination Agreement shall be true and correct (without giving any effect to any limitation as to “materiality” or “Company Material Adverse Effect” or any similar limitation set forth therein) in all respects as of the Closing Date, as though made on and as of the Closing Date, except (i) to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct as of such earlier date and (ii) where the failure of such representations and warranties to be true and correct (whether as of the Closing Date or such earlier date), taken as a whole, does not result in a Company Material Adverse Effect;

(b)    Afinoz, the Members and Member Representative, as applicable, have performed or complied in all material respects with all agreements and covenants required by the Afinoz Business Combination Agreement to be performed or complied with by each of them on or prior to the Afinoz Closing;

(c)     the Member Representative has delivered to Acquiror the Escrow Agreement, duly executed by the Member Representative;

(d)    Afinoz has delivered to FEXD a customary officer’s certificate, dated the date of the Afinoz Closing, certifying as to the satisfaction of certain conditions;

(e)     no Company Material Adverse Effect has occurred between the date of the Rana Business Combination Agreement and the Closing Date;

(f)     on or prior to the Afinoz Closing, each of the Members shall deliver to Acquiror a properly executed and duly completed Internal Revenue Service Form W-8BEN;

(g)    on or prior to the Afinoz Closing, each of the Members delivered to Acquiror the relevant ‘Tax residency certificate’ or any other similar requirements/certifications or evidences, as mandated under any of the domestic tax laws of their respective jurisdiction or territory, in order to claim the benefits of the India-UAE Double Tax Avoidance Agreement and to establish that no Indian withholding Tax is required to be deducted or withheld from the payment of consideration to such Member;

(h)    Afinoz has delivered to Acquiror the PCAOB Financials required to be delivered under the Afinoz Business Combination Agreement;

(i)     Afinoz has delivered to Acquiror evidence that it has executed certain regulatory filings with either the free-zone authority in the Sharjah Media City Free-Zone of the United Arab Emirates or the United Arab Emirates Ministry of Economy, as required pursuant to the Afinoz Business Combination Agreement;

(j)     the Rana Business Combination Agreement has been consummated;

(k)    the Trust Fund contains funds sufficient to pay the Rana Cash Consideration and the Afinoz Cash Consideration, in full; and

(l)     Acquiror has completed its due diligence exercise on Afinoz and its subsidiaries, and Afinoz and its subsidiaries has resolved to Acquiror’s satisfaction any issues arising therefrom, including but not limited to, confirmation that each of the Members, Afinoz and its subsidiaries, have complied with certain conditions set forth in schedules to the Afinoz Business Combination Agreement.

Afinoz

The obligations of the Members and the Member Representative to consummate the Proposed Afinoz Transactions are subject to the satisfaction or waiver (where permissible) at or prior to Closing of the following additional conditions:

(a)     the representations and warranties of FEXD contained in the sections titled (i) Corporation Organization (ii) Capitalization, (iii) Authority Relative to this Agreement and (iv) Brokers, are each true and correct in all material respects as of the Closing Date as though made on the Closing Date (without giving effect to any limitation as to “materiality” or “Company Material Adverse Effect” or any similar limitation set forth therein), except to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct in all material respects as of such earlier date. All other representations and warranties of Acquiror contained in the Afinoz Business Combination Agreement are true and correct (without giving any effect to any limitation as to “materiality” or “Acquiror Material Adverse Effect” or any similar limitation set forth therein) in all respects as of the Closing Date, as though made on and as of the Closing Date, except (i) to the extent that any such representation and warranty expressly speaks as of an earlier date, in which case such representation and warranty shall be true and correct as of such earlier date and (ii) where the failure of such representations and warranties to be true and correct (whether as of the Closing Date or such earlier date), taken as a whole, does not result in an Acquiror Material Adverse Effect;

(b)    FEXD has performed or complied in all material respects with all agreements and covenants required by the Afinoz Business Combination Agreement to be performed or complied with by it on or prior to the Afinoz Closing;

(c)     FEXD has delivered to the Member Representative, the Escrow Agreement, duly executed by FEXD; and

(d)    FEXD has delivered to Afinoz a customary officer’s certificate dated the date of the Afinoz Closing, certifying as to the satisfaction of certain conditions.

Termination

The Afinoz Business Combination Agreement may be terminated and the Proposed Afinoz Transactions may be abandoned at any time prior to the Closing, notwithstanding any requisite approval and adoption of the Afinoz Business Combination Agreement and the Proposed Afinoz Transactions by the Members and stockholders of Acquiror, as follows:

(a)     by mutual written consent of the Acquiror and Member Representative;

(b)    by either FEXD or the Member Representative, if: (i) the Closing has not occurred prior to the twelve-month anniversary of the date of the Afinoz Business Combination Agreement (the “Afinoz Outside Date”); provided, however, that the Afinoz Business Combination Agreement may not be terminated by or on behalf of any party (A) that either directly or indirectly through its affiliates is in breach or violation of any representation, warranty, covenant, agreement or obligation contained in the Afinoz Business Combination Agreement and such breach or violation is the principal cause of the failure of a condition to the Proposed Afinoz Transactions on or prior to the Afinoz Outside Date, or (B) against which any legal proceeding is brought by a party to the Rana Business Combination Agreement for specific performance or injunctive or other forms of equitable relief in connection with the Afinoz Business Combination Agreement (which prohibition on such party’s right to terminate the Afinoz Business Combination Agreement continues throughout the pendency of such legal proceeding); (ii) any Governmental Authority in the United States has enacted, issued, promulgated, enforced or entered any permanent injunction, order, decree or ruling which has become final and non-appealable and has the effect of making consummation of the Proposed Afinoz Transactions, illegal or otherwise prevents or prohibits consummation of the Proposed Afinoz Transactions; or (iii) any of the Acquiror Proposals fail to receive the requisite vote for approval at the Acquiror Stockholders’ Meeting;

(c)     by FEXD if: (i) there is an occurrence of a breach of any representation, warranty, covenant or agreement on the part of any Member set forth in the Afinoz Business Combination Agreement, or if any representation or warranty of any Member has become untrue, in either case such that the closing conditions with respect to the accuracy of the representations and warranties and the performance of the agreements and covenants of the Members specified above would not be satisfied (“Terminating Member Breach”); provided, however, that FEXD has not waived such Terminating Member Breach and FEXD is not then in material breach of its representations, warranties, covenants or agreements in the Afinoz Business Combination Agreement; provided further, however, that, if such Terminating Member Breach is curable by the applicable Member, FEXD may not terminate the Afinoz Business Combination Agreement under this provision for so long as such Member continues to exercise its reasonable efforts to cure such breach, unless such breach is not cured within thirty days after notice of such breach is provided by FEXD to the applicable Member; (ii) the PCAOB Financials are not delivered to FEXD by the Member Representative on or before the dates required under the Afinoz Business Combination Agreement; (iii) the Rana Business Combination Agreement is terminated; or (iv) if Afinoz fails to comply, within thirty days of signing the Afinoz Business Combination Agreement, with certain specific conditions precedent set forth in schedules to the Afinoz Business Combination Agreement.

(d)    by the Member Representative if there is an occurrence of a breach of any representation, warranty, covenant or agreement on the part of FEXD set forth in the Afinoz Business Combination Agreement, or if any representation or warranty of FEXD has become untrue, in either case such that the closing conditions with respect to the accuracy of the representations and warranties and the performance of the agreements and covenants of FEXD specified above would not be satisfied (“Terminating Acquiror Breach”); provided, however, that Afinoz has not waived such Terminating Acquiror Breach and Afinoz is not then in material breach of its representations, warranties, covenants or agreements in the Afinoz Business Combination Agreement; provided further, however, that, if such Terminating Acquiror Breach is curable by FEXD, Afinoz may not terminate the Afinoz Business Combination Agreement under this section for so long as FEXD continues to exercise its reasonable efforts to cure such breach, unless such breach is not cured within thirty days after notice of such breach is provided by Afinoz to FEXD.

Effect of Termination

If the Afinoz Business Combination Agreement is terminated, the agreement will forthwith become void, and there will be no liability under the Afinoz Business Combination Agreement on the part of any party thereto, except as set forth in the Afinoz Business Combination Agreement or in the case of termination subsequent to a willful material breach of the Afinoz Business Combination Agreement by a party thereto.

The Afinoz Closing will occur as promptly as practicable, but in no event later than three business days following the satisfaction or waiver of all of the closing conditions. As of December 31, 2022, the Afinoz Business Combination has not been closed.

Lock-Up Agreements

The Company has entered into the three general forms of lock-up agreements described below with stockholders and employees of Rana and Afinoz. The general terms below apply to all lock-up agreements. The employee-specific terms apply to the Employee Stockholder Lock-Up and Protective Covenant Agreement and the Employee Optionholder Lock-Up, Unvested Stock & Protective Covenant Agreement. The employee optionholder-specific terms apply only to the Employee Optionholder Lock-Up, Unvested Stock & Protective Covenant Agreement. Capitalized terms used but not otherwise defined in the description of the lock-up agreements below have the meanings given to them in the applicable form of lock-up agreement.

General Terms

The stockholders and certain employees of Rana and Afinoz that own equity interests have entered into lock-up agreements with Acquiror wherein they have agreed not to Transfer any shares of New Acquiror Class A Common Stock for the period commencing upon the Effective Time and ending one year after the Effective Time, provided, however, that such restriction shall expire if the reported last sale price of New Acquiror Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any twenty trading days within any thirty-trading day period commencing at least 150 days after the Effective Time. Such stockholders and employees have further agreed not to Transfer more than 200,000 Shares during any three-month period until the three-year anniversary of the Effective Date and not to Transfer more than 1,000,000 Shares during a further period thereafter, in each case subject to Permitted Transfers and the termination of restrictions upon expiration or termination of the applicable lock-up agreement.

Employee-Specific Terms

The lock-up agreements of certain employees of Rana and Afinoz also contain restrictive covenants regarding confidentiality, conflicts of interest, non-competition, non-solicitation, non-inducement and non-interference during a Restricted Period commencing on the Effective Time and ending on the later to occur of (a) the fifth anniversary of the Effective Time and (b) the second anniversary of the date on which the employee’s employment with FEXD and its subsidiaries terminates for any reason.

Employee Optionholder-Specific Terms

The lock-up agreements of the optionholder employees of Afinoz (“Employee Optionholders”) provide that Afinoz options outstanding prior to the Closing will convert into unvested shares of New Acquiror Class A Common Stock at Closing. The resulting Unvested Stock shall be eligible to vest on the following schedule: (a) the first quarter, as of twelve months from the Effective Time; (b) the second quarter, as of twenty-four months from the Effective Time; (c) the third quarter, as of thirty months from the Effective Time and (d) the fourth quarter, as of thirty-six months from the Effective Time. If the Employee Optionholder terminates the Employee Optionholder’s employment with FEXD and its subsidiaries, at any time before the Unvested Stock has vested and become Vested Stock, then the Employee Option holder’s Unvested Stock outstanding on the date of termination of employment shall be automatically forfeited. If the Employee Optionholder’s employment with FEXD and its subsidiaries is terminated by FEXD or any of its subsidiaries for Cause at any time before all of the Unvested Stock has vested and become Vested Stock, then all of the Employee Optionholder’s Unvested Stock and Vested Stock shall be automatically forfeited.

Employment Offer Letters

On December 20, 2022, the Company entered into a conditional offer letter with an individual for the position of Chief Marketing Officer of FEXD (the “CMO Offer Letter”). Pursuant to the CMO Offer Letter, the individual will become the Chief Marketing Officer of FEXD on June 1, 2023. The appointment is contingent upon the consummation of the business combination among FEXD, Rana and Afinoz and shareholder approval. Upon effectiveness, the Chief Marketing Officer will receive an annual salary of $ 400,000 , up to $ 150,000 in performance bonuses with $ 15,000 guaranteed, $ 200,000 in FEXD stock vesting over three years with a 12-month cliff and standard benefits.

On December 20, 2022, the Company entered into a conditional offer letter with an individual for the position of Chief Executive Officer of Fama Financial Services (the “CEO Offer Letter”). Pursuant to the CEO Offer Letter, the individual will become the Chief Executive Officer of FEXD on June 1, 2023. The appointment is contingent upon the consummation of the business combination among FEXD, Rana and Afinoz and shareholder approval. Upon effectiveness, the Chief Executive Officer will receive an annual salary of $500,000, a minimum cash bonus of 30 percent of the annual salary year one, 20% percent on year two and 15% from year three onwards (subject to an objective based target bonus of up to 200% of prevailing salary which will be split equally with stocks vested over a period of three years and cash), $50,000 in FEXD stock vesting over three years with a 12-month cliff and standard benefits.

De-SPAC Service agreement

On December 12, 2022, the Company entered a service agreement, effective January 15, 2023, with a third-party de-SPAC service provider. Pursuant to the agreement, the service provider will provide investor relation services to the Company for an initial 12-month period. The service provider will receive compensation of $90,000 from the Company for its services covering the initial 12-month period. In addition, the service provider will receive $22,500 worth of shares in the de-SPAC company quarterly, with the value accruing from the effective date of the service agreement.